Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Compensation for key Management and Board of Directors	Compensation for key management and Board of Directors
	Periods ended June 30,
In thousands of USD	2025	2024
Salaries and other emoluments	4,881	4,383
Total	4,881	4,383

Schedule of Related Party Balances and Transactions

The followings set forth the significant related party and its relationships with the Group:

Name of related party	Relationship with the Group
Matrix Finance and Technologies Holding Group and its subsidiaries (“Matrixport Group”)	The Group’s controlling person is the co-founder and chairman of the board of directors of Matrixport Group and has significant influence over Matrixport Group.

Details of assets, liabilities and transactions with the related party are as follows:

In thousands of USD	At June 30, 2025	At December 31, 2024
Due from a related party
- Trade receivables (1)	6,227	6,171
- Other receivables (1)	9,341	9,341
Total due from a related party	15,568	15,512

Due to a related party
- Other payables (2)	11,337	8,747
Total due to a related party	11,337	8,747

Borrowings from a related party
- Borrowings (3)	172,917	-
Total borrowings from a related party	172,917	-

	Periods ended June 30,
In thousands of USD	2025	2024
- Provide service to a related party (1)	617	17,956
- Receive service from a related party	199	87
- Gain / (loss) on changes in fair value of financial assets at fair value through profit or loss	(2,503)	1,546
- Sale of mining rigs peripherals to a related party	-	41
- Interest expense on borrowings from a related party (4)	3,016	-

(1)	Mainly related to the hosting service provided by the Group. The related receivable was subsequently settled after the reporting date.

(2)

Other payables represent the deposit received related to the hosting service provided, interest payable on borrowings, the accrued service expense related to the custody and other services provided by the related party. The deposit related to the hosting service was released after the reporting date.

(3)	On April 15, 2025, the Group entered into a loan agreement (“Loan 2025”) with Matrixport Group for a financing facility of up to US$200.0 million. Loans drawn under the facility bear a variable interest rate equal to 9.0% plus a market-based reference rate. Each drawdown is repayable in fixed monthly installments over a 24-month term and is secured by a floating charge over SEALMINERs, maintained based on a loan-to-value ratio. The assets subject to the floating charge are recorded within the Group’s asset categories.

(4)	Interest expense on borrowings from a related party includes capitalized borrowing costs.